Financial Instruments - Additional Information (Details) S/ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) buyer refinery	Dec. 31, 2020 MXN ($) buyer refinery	Dec. 31, 2020 PEN (S/) buyer refinery	Dec. 31, 2020 CAD ($) buyer refinery	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2020 PEN (S/) S/ / shares	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 127,756,000				$ 168,753,000
Value contained in precious metal inventory at refineries	430,546,000				370,716,000
Gains (losses) on derivative contracts	$ 3,543,000				$ 3,315,000
Interest earned on cash and short-term investments (percent)	0.90%	0.90%	0.90%	0.90%	0.60%	0.60%	0.60%	0.60%
Impact of 10% change in interest earned on earnings before taxes	$ 100,000				$ 100,000
Outstanding debt	0				275,000,000
Minimum finance lease payments payable, at present value	33,565,000				41,208,000
Impact of 10% increase in metal prices on revenues	138,000,000				139,100,000
Impact of 10% decrease in metal prices on revenues	138,200,000				140,100,000
Impact of 10% increase in metal prices on earnings before taxes	4,600,000				6,400,000
Impact of 10% decrease in metal prices on earnings before taxes	4,600,000				6,400,000
Dore [Member]
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	77,489,000				67,820,000
Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Amount borrowed											$ 2,800,000	$ 2,800,000
Loans outstanding	0.0
Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Loans outstanding	0				275,000,000
Production Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	$ 61,800,000				58,200,000
Production Concentration Risk [member] | Dore [Member]
Disclosure of detailed information about financial instruments [line items]
Number of separate refineries worldwide | refinery	5	5	5	5
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Current advances to suppliers	$ 8,186,000				3,391,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding positions in foreign currency exposure									$ 51.0	S/ 45,600,000
Put rate | (per share)									$ 21.29	S/ 3.50
Gains (losses) on derivative contracts		$ 1.6	S/ (2,200,000)	$ (600,000)		$ 1.0	S/ 700,000	$ 300,000
Effect of 10% change in exchange rate on income before taxes	$ 9,200,000				$ 6,900,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted averate rate on lease liabilities	9.30%				9.70%				9.30%	9.30%
Diesel Fuel Swaps Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain on derivatives	$ 4,700,000
Gain on derivatives	4,700,000
Trade receivables from provisional concentrate sales [member] | Customer Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 35,100,000				$ 48,800,000
Number of well-known concentrate buyers | buyer	5	5	5	5
Trade receivables from dore sales [member] | Customer Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 0				17,500,000
Republic Metals [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 4,700,000				$ 4,700,000
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Call rate | (per share)									$ 30.43	S/ 3.67
Weighted average [member] | Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings (percent)	1.30%								1.30%	1.30%
Weighted average [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings (percent)	2.60%				4.30%				2.60%	2.60%